UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2003
Check here is Amendment [X]; Amendment Number:
This Amendment (Check only one.):[X] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	June 22, 2004



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $529020

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104     7984   977210 SH       SOLE                   977210
Abbott Laboratories            COM              002824100     2237    48000 SH       SOLE                    48000
Advent Software                COM              007974108    11112   637500 SH       SOLE                   637500
Affymetrix                     COM              00826T108    34665  1408590 SH       SOLE                  1408590
Agile Software                 COM              00846x105     8809   888048 SH       SOLE                   888048
ArthroCare                     COM              043136100    11008   449300 SH       SOLE                   449300
BEA Systems, Inc               COM              073325102    26073  2119790 SH       SOLE                  2119790
BP Amoco PLC                   COM              055622104      940    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1264       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1610      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     1526   264000 SH       SOLE                   264000
CNET Networks Inc.             COM              12613R104    11827  1734100 SH       SOLE                  1734100
Ciena Corp                     COM              171779101     3542   539876 SH       SOLE                   539876
EMC Corporation                COM              268648102    24005  1857945 SH       SOLE                  1857945
Electronic Arts                COM              285512109    23159   485727 SH       SOLE                   485727
Exelixis Inc                   COM              30161Q104     2477   351400 SH       SOLE                   351400
FormFactor                     COM              346375108     9195   464400 SH       SOLE                   464400
General Electric               COM              369604103     1735    56016 SH       SOLE                    56016
General Mills                  COM              370334104      604    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      260    10000 SH       SOLE                    10000
IBM                            COM              459200101     2189    23616 SH       SOLE                    23616
Intel Corp.                    COM              458140100     3314   103392 SH       SOLE                   103392
Intuit                         COM              461202103    36536   691180 SH       SOLE                   691180
JDS Uniphase Corp.             COM              46612J101    15133  4157490 SH       SOLE                  4157490
Johnson & Johnson              COM              478160104      833    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    23969  1283150 SH       SOLE                  1283150
Linear Technology              COM              535678106    29303   696532 SH       SOLE                   696532
Magma Design                   COM              559181102    11634   498450 SH       SOLE                   498450
Maxim Intgrtd. Prod.           COM              57772K101    25151   507280 SH       SOLE                   507280
McData Corporation             COM              580031102     1869   195600 SH       SOLE                   195600
Minnesota Mining               COM              604059105      340     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     7835   412600 SH       SOLE                   412600
Nektar Therapeutics            COM              640268108     6978   512700 SH       SOLE                   512700
Netscreen Technologies         COM              64117V107     6385   258000 SH       SOLE                   258000
PMC-Sierra Inc                 COM              69344F106    22343  1111600 SH       SOLE                  1111600
Pfizer, Inc.                   COM              717081103     2205    62400 SH       SOLE                    62400
Pharmion Corp                  COM              71715B409     3507   230000 SH       SOLE                   230000
Rouse Co.                      COM              779273101      493    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      210     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     1099    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      438     8000 SH       SOLE                     8000
Siebel                         COM              826170102    37268  2677325 SH       SOLE                  2677325
Target CP                      COM              239753106     1169    30440 SH       SOLE                    30440
Tularik, Inc.                  COM              899165104     5275   327250 SH       SOLE                   327250
Vertex Pharm.                  COM              92532F100     8737   844150 SH       SOLE                   844150
Vignette                       COM              926734104     3919  1726400 SH       SOLE                  1726400
Vitesse Semi.                  COM              928497106    26509  4531377 SH       SOLE                  4531377
Webmethods                     COM              94768c108    13168  1447031 SH       SOLE                  1447031
Yahoo                          COM              984332106    47178  1047700 SH       SOLE                  1047700